BRANDES GLOBAL EQUITY INCOME FUND
Summary Prospectus
Class A Ticker Symbol: BGIAX Class C Ticker Symbol: BGICX Class I Ticker Symbol: BGIIX Class R6 Ticker Symbol: BGIRX	February 1, 2016

Before you invest, you may want to review the Fund’s Prospectus, which contains more information about the Fund and its risks.  You can find the Fund’s Prospectus, Statement of Additional Information and other information about the Fund online at http://www.brandes.com/us/mutual-funds/funds?fId=BIPMFGI&lci=0.  You may also obtain this information at no cost by calling (800) 395-3807 or by e-mail at info@brandesfunds.com.  The Fund’s Prospectus and Statement of Additional Information, both dated February 1, 2016, are incorporated by reference into this Summary Prospectus.

Investment Objective
The Brandes Global Equity Income Fund (the “Global Equity Income Fund” or “Fund”) seeks long term capital appreciation and current income.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Global Equity Income Fund. You may qualify for sales charge discounts if you or your family invest, or agree to invest in the future, at least $25,000 in the Brandes Funds. More information about these and other discounts is available from your financial professional and in the section titled, “Shareholder Information” on page 63 of the Prospectus and “Additional Purchase and Redemption Information” on page B-86 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)	Class A		Class C		Class I		Class R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.75%		None		None		None
Maximum Deferred Sales Charge (Load)		None*		1.00%#		None		None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A		Class C		Class I		Class R6
Management Fees		0.80%		0.80%		0.80%		0.80%
Distribution (12b-1) Fees		0.25%		0.75%		None		None
Other Expenses
Shareholder Servicing Fees	None		0.25%		None		None
Other Expenses(1)	2.90%		2.90%		2.95%		2.90%
Total Other Expenses		2.90%		3.15%		2.95%		2.90%
Total Annual Fund Operating Expenses		3.95%		4.70%		3.75%		3.70%
Less: Fee Waiver and/or Expense Reimbursement		-2.70%		-2.70%		-2.75%		-2.88%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(2)		1.25%		2.00%		1.00%		0.82%
*
Investments of $1 million or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% on amounts of less than $4 million, 0.50% on amounts of at least $4 million but less than $10 million and 0.25% on amounts of at least $10 million, if redeemed within one year from the date of purchase.

#	Charge of 1.00% will be imposed on Class C shares redeemed within one year of purchase by any investor.

(1)	“Other Expenses” are based on estimated amounts for the current fiscal year. In addition, “Other Expenses” for Class I shares includes 0.05% of class-specific sub-transfer agency fees.
(2)
The Advisor has contractually agreed to limit the Global Equity Income Fund’s Class A, Class C, Class I and Class R6 annual operating expenses (excluding acquired fund fees and expenses, taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization or extraordinary expenses such as litigation), including repayment of previous waivers, to 1.25% for Class A, 2.00% for Class C, 1.00% for Class I and 0.82% for Class R6, as percentages of the  respective Fund classes’ average daily net assets through January 31, 2017 (the “Expense Caps”). The Expense Caps may be terminated at any time by the Board of Trustees upon 60 days’ written notice to the Advisor. The Advisor is permitted, with Board approval, to be reimbursed for fee reductions and/or expense payments made in the prior three years with respect to any Class of the Fund. The Advisor may request reimbursement if the aggregate amount paid by the Fund toward operating expenses for the Class for the fiscal year (taking into account the reimbursement) does not exceed the Expense Cap with respect to such Class or any lower expense cap for the Class in effect at the time of the reimbursement.

Example
This Example is intended to help you compare the costs of investing in the Global Equity Income Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$695	$1,476	$2,273	$4,340
Class C	$303	$1,174	$2,151	$4,619
Class I	$102	$892	$1,701	$3,816
Class R6	$84	$865	$1,666	$3,763

You would pay the following expenses if you did not redeem your Class C shares:

	1 Year	3 Years	5 Years	10 Years
Class C	$203	$1,174	$2,151	$4,619

Portfolio Turnover
The Global Equity Income Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 16.78% of the average value of its portfolio.

Principal Investment Strategies
The Global Equity Income Fund invests primarily in equity securities of U.S. and foreign companies. These companies generally have market capitalizations (market value of publicly traded securities) greater than $3 billion at the time of purchase. The Advisor typically focuses on companies with dividend yields above that of the Morgan Stanley Capital International World Index (“MSCI World”), either currently or based on forecasted dividend levels over the next three to five years. A foreign company is determined to be “foreign” on the basis of its domicile, its principal place of business, its primary stock exchange listing, and/or the source of its revenues. Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) measured at the time of purchase in equity securities.  Equity securities include common and preferred stocks, warrants and rights.  The Fund will invest in at least three different countries, and invest at least 40 percent of its assets (measured at the time of purchase) outside of the United States or, if conditions are not favorable, at least 30 percent of its assets (measured at the time of purchase) outside of the United States.  For example, if the Advisor determines that non-U.S. markets are generally overvalued compared to U.S. markets, the Fund may invest up to 70% of its assets within the United States.  Up to 30% of the Fund’s total assets, measured at the time of purchase, may be invested in securities of companies located in countries with emerging securities markets (including frontier securities markets).

Brandes Investment Partners, L.P., the Global Equity Income Fund’s investment advisor (the “Advisor”), uses the principles of value investing to analyze and select equity securities for the Fund’s investment portfolio. When buying equity securities, the Advisor assesses the estimated “intrinsic” value of a company based on data such as a company’s earnings, cash flow generation, and/or asset value of the underlying business. By choosing securities that are selling at a discount to the Advisor’s estimates of their share of the company’s intrinsic business value, the Advisor seeks to establish an opportunity for long-term capital appreciation. The Advisor may sell a security when its price reaches a target set by the Advisor, the Advisor believes that other investments are more attractive, or for other reasons.

Principal Investment Risks
Because the values of the Global Equity Income Fund’s investments will fluctuate with market conditions, so will the value of your investment in the Fund. You could lose money on your investment in the Fund, or the Fund could underperform other investments. Principal risks of the Global Equity Income Fund are as follows:

•
Currency Risks – Because the Global Equity Income Fund invests in securities denominated in foreign currencies, the U.S. dollar values of its investments fluctuate as a result of changes in foreign exchange rates. Such changes will also affect the Fund’s income.

•
Foreign Securities Risks – The performance of foreign securities depends on the political and economic environments and other overall economic conditions in the countries where the Global Equity Income Fund invests.

•
Emerging Markets Risks – Emerging markets involve greater risk and volatility than more developed markets. Some emerging markets countries may have fixed or managed currencies that are not free-floating against the U.S. dollar. Certain of these currencies have experienced, and may experience in the future, substantial fluctuations or a steady devaluation relative to the U.S. dollar. Certain emerging markets are sometimes referred to as “frontier markets.” Frontier markets, the least advanced capital markets in the developing world, are the riskiest markets in the world in which to invest. Frontier markets have the least number of investors and investment holdings and may not even have stock markets on which to trade. Investments in this sector are typically illiquid, nontransparent and subject to very low regulation levels as well as high transaction fees, and may also contain substantial political and currency risk.

•
Mid and Small-Capitalization Company Risk – Securities of mid-capitalization and small-capitalization companies may have comparatively greater price volatility and less liquidity than the securities of companies that have larger market capitalizations and/or that are traded on major stock exchanges.  These securities may also be more difficult to value.

•	Stock Risks – The values of the Global Equity Income Fund’s investments fluctuate in response to the activities of individual companies and general stock market and economic conditions.

•
Value Securities Risks – The Global Equity Income Fund invests in value securities, which are securities the Advisor believes are undervalued for various reasons, including but not limited to adverse business, industry or other developments, or are subject to special risks, or limited market understanding of the issuer’s business or industry, that have caused the securities to be out of favor. It may take longer than expected for the prices of these securities to increase to the anticipated value, or they may never increase to that value or may decline. In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.

•	Value Style Risks – Value style of investing may cause the Fund’s performance to deviate from the performance of market benchmarks and other managers for substantial periods of time.

Performance
The following performance information shows you how the Global Equity Income Fund has performed and provides some indication of the risks of investing in the Fund by showing the Fund’s performance during its first full calendar year.  The bar chart shows the performance of the Fund’s Class I shares during its first full calendar year.  The table below compares the Fund’s total return over time to a broad-based securities index.  The chart and table assume reinvestment of dividends and distributions.  Of course, past performance, before and after taxes, does not indicate how the Global Equity Income Fund will perform in the future.  Updated performance is available on the Fund’s website at www.brandesfunds.com.

Brandes Global Equity Income Fund
Total Returns as of December 31,
for Class I Shares

Best Quarter	Q1	2015	5.36%
Worst Quarter	Q3	2015	-7.77%

Brandes Global Equity Income Fund
Average Annual Total Returns
For periods ending December 31, 2015
Brandes Global Equity Income Fund	1 Year	Since Inception
Class A Shares – Return Before Taxes	-4.23%	-4.23%
Class C Shares – Return Before Taxes	-0.55%	-0.55%
Class R6 Shares – Return Before Taxes	1.67%	1.67%
Class I Shares – Return Before Taxes	1.67%	1.67%
Return After Taxes on Distributions	0.51%	0.51%
Return After Taxes on Distributions and Sale of Fund Shares	1.82%	1.82%
Morgan Stanley Capital International World Index (reflects no deduction for fees, expenses or taxes)	-0.87%	-0.87%

Performance of Class R6 shares shown prior to the inception of Class R6 shares reflects the performance of Class I shares.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who are exempt from tax or hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.  After-tax returns are shown for Class I shares only.  After-tax returns for other Classes will vary.

“Return After Taxes on Distributions” may be higher than the “Return Before Taxes” figures because the Fund receives dividends on securities that are net of foreign taxes. Such taxes are eligible for pass through of foreign tax credits.  Shareholders can use the foreign tax credits to reduce their tax liabilities.  With a reduced tax liability, the shareholders are then able to reinvest more of the dividends allowing for a higher return. The “Return After Taxes on Distributions and Sale of Fund Shares” is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.

Management
Investment Advisor. Brandes Investment Partners, L.P.

Portfolio Managers	Position with Advisor	Managed this Fund Since:
Brent Fredberg	Director, Investments Group and Global Large Cap Investment Committee Voting Member	2014
Ted Kim, CFA	Director, Investments Group and Global Large Cap Investment Committee Voting Member	2014
Kenneth Little, CFA	Managing Director, Investments Group and All-Cap Investment Committee Voting Member and Global Large Cap Investment Committee Voting Member	2014
Brian Matthews, CFA	Senior Analyst and Global Large Cap Investment Committee Voting Member	2014

Purchase and Sale of Fund Shares
You may purchase or redeem Fund shares on any business day by written request via mail (Brandes Funds, c/o U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, 3rd Floor, Milwaukee, WI 53201-0701), by wire transfer, by telephone at 1-800-395-3807, or through a financial intermediary.

Class and Type of Account	Minimum Initial Investment	Subsequent Minimum Investment
Classes A and C
– Regular Accounts	$2,500	$500
– Traditional and Roth IRA Accounts	$1,000	$500
– Automatic Investment Plans	$500	$500
Class I	$100,000	$500
Class R6(1)	$0	$0
(1)
Class R6 shares are generally available to employer sponsored retirement plans, including profit sharing and money purchase pension plans, defined benefit plans and nonqualified deferred compensation plans, and plans described in Sections 401(k), 403(b) and 457 of the Internal Revenue Code.  Class R6 shares are generally available only if plan level or omnibus accounts are held on the books of the Fund.

Tax Information
The Global Equity Income Fund’s distributions are taxed as ordinary income, capital gains, or in certain cases qualified dividend income, unless you are investing through a tax-advantaged account, such as a 401(k) plan or an individual retirement account. Distributions on investments made through tax-advantaged accounts, such as 401(k) plans or IRAs, may be taxed later upon withdrawal of assets from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Global Equity Income Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.